Shareholder' equity	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Shareholder' equity
28. Shareholder’ equity
Share capital
At December 31, 2022 and 2021, the fully paid up share capital of the Company was €5,939 thousand, consisting of 296,943,659 ordinary shares, all with a nominal value of €0.02.
Each ordinary share confers the right to cast one vote. Holders of ordinary shares become entitled to special voting shares upon registering their ordinary shares in the loyalty register (thereby blocking such shares from trading on the NYSE) and maintaining them registered in such register for an interrupted period of time as prescribed by the articles of association of Zegna. Ordinary shares carry the right to receive dividends and each ordinary share carries the right to repayment of capital in the event of dissolution and liquidation, with the remaining equity after all debts are satisfied for the benefit of the holders of ordinary shares in proportion to the aggregate nominal value of their ordinary shares. Ordinary shares carry preemptive rights in proportion to the aggregate number of ordinary shares held upon the issuance of new ordinary shares or the granting of rights to subscribe for ordinary shares, subject to certain exceptions.
Retained earnings
Retained earnings include the Group’s accumulated earnings, less dividends paid to equity holders and other changes. Among other changes, retained earnings also include the first-time adoption reserve (IFRS), reflecting the combined effects of the equity adjustments, net of tax effects, arising from the transition to IFRS from previous local GAAP, which occurred on January 1, 2018.
At the Annual General Meeting of the Shareholders held on June 28, 2022, the shareholders approved a dividend distribution of €0.09 per ordinary share, corresponding to a total dividend of €21,852 thousand. The dividend distribution was paid on July 28, 2022 and was made from the retained earnings reserve.
Other reserves
Other reserves (including other comprehensive income/(loss)) are detailed as follows:

	At December 31,
(€ thousands)	2022	2021
Legal and statutory reserves	8,056	860
Share premium	721,187	721,187
Reserve for treasury shares	(451,174)	(455,000)
Other comprehensive income/(loss) reserve (OCI)	19,131	(12,295)
Share-based payments reserve	88,557	74,978
Non-controlling interests options reserve	(183,525)	(196,691)
Other reserves	(57,542)	(36,360)
Other reserves, including OCI	144,690	96,679
At December 31, 2022 and 2021, the share premium amounted to €721,187 thousand and includes €710,264 thousand as a result of shares issued as part of the Business Combination (net of transaction costs of €17,239 thousand) and €10,923 thousand relating to the reimbursement to Zegna by Monterubello of a special gift to all employees of the Group.
At December 31, 2022, the reserve for treasury shares amounted to €451,174 thousand (€455,000 thousand at December 31, 2021) and 54,140,913 ordinary shares were held in treasury (54,600,000 ordinary shares at December 31, 2021).
Other comprehensive income/(loss) reserve includes the following:
•a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;
•a cash flow hedge reserve for the changes in the fair value of derivative financial instruments held by the Group designated as a hedge of the exposure to variability in currency exchange rate and interest rate risk;
•gains and losses on the remeasurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;
•the financial assets at FVOCI reserve which arises from changes in the fair value of debt instruments held by the company under a hold to collect and sell business model, which will be reversed when the investment is derecognized or impaired.
The non-controlling interests options reserve includes a reduction of equity attributable to shareholders of the Company resulting from the initial recognition of the financial liabilities at fair value (which is subsequently remeasured at the end of which period through the statement of profit and loss) relating to the put option held by Gruppo Dondi S.p.A. non-controlling interest shareholders for €21,459 thousand recognized in 2019, as well as on the put option held by Thom Browne Group non-controlling interest shareholders for €162,066 thousand recognized in 2018.